UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 2.5%
380	Harley-Davidson, Inc.	$8,643
280	Johnson Controls, Inc.	7,796
		16,439
	Banks - 5.2%
301	Itau Unibanco Banco Multiplo S.A. ADR	5,769
375	SunTrust Banks, Inc.	9,132
675	Wells Fargo & Co.	19,203
		34,104
	Capital Goods - 13.7%
167	Boeing Co.	10,109
27	Caterpillar, Inc.	1,407
158	Cummins, Inc.	7,128
74	Eaton Corp.	4,524
184	General Dynamics Corp.	12,324
199	Illinois Tool Works, Inc.	8,664
190	Ingersoll-Rand plc	6,173
552	Masco Corp.	7,487
342	PACCAR, Inc.	12,312
130	Precision Castparts Corp.	13,672
73	Siemens AG ADR	6,502
		90,302
	Consumer Durables & Apparel - 2.8%
404	Coach, Inc.	14,090
375	D.R. Horton, Inc.	4,417
		18,507
	Consumer Services - 5.0%
194	Apollo Group, Inc. Class A ●	11,741
648	International Game Technology	11,887
805	MGM Mirage, Inc. ●	8,908
		32,536
	Diversified Financials - 4.9%
96	Goldman Sachs Group, Inc.	14,294
438	Moody's Corp.	12,095
452	UBS AG	5,892
		32,281
	Energy - 8.8%
163	Consol Energy, Inc.	7,604
320	Halliburton Co.	9,358
169	Hess Corp.	9,785
235	National Oilwell Varco, Inc.	9,603
255	Schlumberger Ltd.	16,207
67	Transocean, Inc. ●	5,648
		58,205
	Health Care Equipment & Services - 1.1%
149	Covidien plc	7,551

	Insurance - 3.2%
857	Lincoln National Corp.	21,077

	Materials - 4.1%
161	Barrick Gold Corp.	5,589
115	BHP Billiton Ltd. ADR	7,995
86	Freeport-McMoRan Copper & Gold, Inc.	5,712
154	Mosaic Co.	8,225
		27,521
	Media - 1.1%
246	Viacom, Inc. Class B ●	7,182

	Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
122	Celgene Corp. ●	6,946
98	Teva Pharmaceutical Industries Ltd. ADR	5,582
		12,528
	Retailing - 5.9%
72	Amazon.com, Inc. ●	9,002
402	Lowe's Co., Inc.	8,712
491	Staples, Inc.	11,509
178	Target Corp.	9,128
		38,351
	Semiconductors & Semiconductor Equipment - 3.5%
307	Altera Corp.	6,549
278	Analog Devices, Inc.	7,494
405	Texas Instruments, Inc.	9,119
		23,162
	Software & Services - 17.6%
136	Accenture plc	5,584
169	BMC Software, Inc. ●	6,532
305	eBay, Inc. ●	7,031
39	Google, Inc. ●	20,589
38	Mastercard, Inc.	9,535
161	McAfee, Inc. ●	6,055
914	Microsoft Corp.	25,771
939	Oracle Corp.	21,652
199	VeriSign, Inc. ●	4,554
458	Western Union Co.	8,488
		115,791
	Technology Hardware & Equipment - 16.3%
146	Apple, Inc. ●	28,136
1,112	Cisco Systems, Inc. ●	24,979
773	EMC Corp. ●	12,893
408	Juniper Networks, Inc. ●	10,135
562	NetApp, Inc. ●	16,367
379	Qualcomm, Inc.	14,846
		107,356
	Transportation - 2.0%
165	FedEx Corp.	12,958

	Total common stocks
	(cost $583,665)	$655,851

	Total long-term investments
	(cost $583,665)	$655,851

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $225,
	collateralized by FNMA 5.00%, 2033, value
	of $229)
$225	0.12%, 1/29/2010	$225
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $799,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $815)
799	0.12%, 1/29/2010	799

1

The Hartford Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Repurchase Agreements - 0.9% - (continued)
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $2,363,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNMA 5.50% - 7.00%, 2019 - 2039,
	value of $2,410)
$2,363	0.12%, 1/29/2010		$2,363
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,194,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $1,219)
1,194	0.12%, 1/29/2010		1,194
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $6, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $7)
6	0.09%, 1/29/2010		6
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1,303, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of
	$1,329)
1,302	0.11%, 1/29/2010		1,302
			5,889
	Total short-term investments
	(cost $5,889)		$5,889

	Total investments
	(cost $589,554) ▲	100.5%	$661,740
	Other assets and liabilities	(0.5)%	(3,220)
	Total net assets	100.0%	$658,520

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.6% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $605,810 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$86,790
Unrealized Depreciation	(30,860)
Net Unrealized Appreciation	$55,930

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Swiss Franc (Sell)	$43	$44	02/01/10	$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$655,851	$649,959	$5,892	$–
Short-Term Investments	5,889	–	5,889	–
Total	$661,740	$649,959	$11,781	$–
Other Financial Instruments *	$1	$–	$1	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

2

The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5%
	Automobiles & Components - 1.3%
2,425	Ford Motor Co. ●	$26,287

	Capital Goods - 6.2%
403	Boeing Co.	24,404
642	Illinois Tool Works, Inc.	27,972
1,283	Ingersoll-Rand plc	41,649
2,357	Masco Corp.	31,957
		125,982
	Consumer Durables & Apparel - 3.4%
928	Coach, Inc.	32,379
1,213	Jarden Corp.	36,987
		69,366
	Consumer Services - 0.9%
1,683	MGM Mirage, Inc. ●	18,615

	Diversified Financials - 4.4%
705	Ameriprise Financial, Inc.	26,944
148	Goldman Sachs Group, Inc.	22,025
980	Invesco Ltd.	18,922
1,651	UBS AG	21,536
		89,427
	Energy - 7.0%
213	Apache Corp.	20,989
466	Baker Hughes, Inc.	21,119
358	Hess Corp.	20,677
583	National Oilwell Varco, Inc.	23,828
282	Peabody Energy Corp.	11,886
589	Suncor Energy, Inc.	18,629
1,447	Valero Energy Corp.	26,645
		143,773
	Health Care Equipment & Services - 7.5%
879	Aetna, Inc.	26,353
329	Beckman Coulter, Inc.	21,486
247	Edwards Lifesciences Corp. ●	22,127
1,283	Hologic, Inc. ●	19,339
37	Intuitive Surgical, Inc. ●	12,008
890	UnitedHealth Group, Inc.	29,373
359	Wellpoint, Inc. ●	22,856
		153,542
	Household & Personal Products - 0.9%
601	Avon Products, Inc.	18,117

	Insurance - 2.1%
1,641	Genworth Financial, Inc. ●	22,706
592	MetLife, Inc.	20,892
		43,598
	Materials - 3.9%
434	Cliff's Natural Resources, Inc.	17,330
429	Mosaic Co.	22,956
200	Potash Corp. of Saskatchewan, Inc.	19,890
1,149	Xstrata plc	18,643
		78,819
	Media - 1.0%
542	DreamWorks Animation SKG, Inc. ●	21,106

	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
844	Amylin Pharmaceuticals, Inc. ●	15,177
554	Auxilium Pharmaceuticals, Inc. ●	15,592
298	Celgene Corp. ●	16,909
1,230	Daiichi Sankyo Co., Ltd.	25,564
666	Elan Corp. plc ADR ●	4,958
1,803	Pfizer, Inc.	33,651
1,048	Shionogi & Co., Ltd.	21,602
416	Teva Pharmaceutical Industries Ltd. ADR	23,613
454	Thermo Fisher Scientific, Inc. ●	20,952
		178,018
	Real Estate - 1.0%
4,158	Wharf Holdings Ltd.	20,520

	Retailing - 9.2%
583	Advance Automotive Parts, Inc.	22,995
210	Amazon.com, Inc. ●	26,273
545	Best Buy Co., Inc.	19,971
260	Dufry Group	16,884
1,436	Gap, Inc.	27,405
1,004	Lowe's Co., Inc.	21,743
1,129	Staples, Inc.	26,482
850	Urban Outfitters, Inc. ●	26,847
		188,600
	Semiconductors & Semiconductor Equipment - 6.0%
731	Broadcom Corp. Class A ●	19,527
1,778	Marvell Technology Group Ltd. ●	30,985
1,549	Maxim Integrated Products, Inc.	27,075
1,507	NVIDIA Corp. ●	23,191
951	Texas Instruments, Inc.	21,407
		122,185
	Software & Services - 14.8%
587	Accenture plc	24,053
757	Adobe Systems, Inc. ●	24,452
718	BMC Software, Inc. ●	27,759
290	Equinix, Inc. ●	27,859
82	Google, Inc. ●	43,624
588	McAfee, Inc. ●	22,169
798	Microsoft Corp.	22,494
1,900	Oracle Corp.	43,823
960	Red Hat, Inc. ●	26,131
221	Visa, Inc.	18,104
1,114	Western Union Co.	20,656
		301,124
	Technology Hardware & Equipment - 15.2%
525	Apple, Inc. ●	100,767
1,338	Cisco Systems, Inc. ●	30,060
2,081	Hughes Telematics, Inc. ●	6,348
849	Juniper Networks, Inc. ●	21,076
720	Qualcomm, Inc.	28,213
505	Research In Motion Ltd. ●	31,788
1,170	SanDisk Corp. ●	29,751
2,491	Seagate Technology	41,678
533	Western Digital Corp. ●	20,249
		309,930

1

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5% - (continued)
	Telecommunication Services - 1.3%
605	American Tower Corp. Class A ●	$25,682

	Transportation - 1.7%
453	FedEx Corp.	35,516

	Total common stocks
	(cost $1,783,611)	$1,970,207

	Total long-term investments
	(cost $1,783,611)	$1,970,207

SHORT-TERM INVESTMENTS - 4.2%
	Repurchase Agreements - 4.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $3,285,
	collateralized by FNMA 5.00%, 2033,
	value of $3,350)
$ 3,285	0.12%, 1/29/2010	$3,285
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $11,663,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010
	- 2039, value of $11,896)
11,662	0.12%, 1/29/2010	11,662
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $34,502,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037
	- 2038, GNMA 5.50% - 7.00%, 2019 -
	2039, value of $35,192)
34,502	0.12%, 1/29/2010	34,502
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $17,433,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015
	- 2040, value of $17,804)
17,433	0.12%, 1/29/2010	17,433
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $92, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $95)
92	0.09%, 1/29/2010	92

	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $19,020,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $19,400)
19,020	0.11%, 1/29/2010		19,020
			85,994
	Total short-term investments
	(cost $85,994)		$85,994

	Total investments
	(cost $1,869,605) ▲	100.7%	$2,056,201
	Other assets and liabilities	(0.7)%	(14,675)
	Total net assets	100.0%	$2,041,526

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.0% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $1,882,218 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$248,764
Unrealized Depreciation	(74,781)
Net Unrealized Appreciation	$173,983

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at January 31, 2010
Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen (Sell)	$47,475	$46,400	04/13/10	$(1,075)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$1,970,207	$1,845,458	$124,749	$–
Short-Term Investments	85,994	–	85,994	–
Total	$2,056,201	$1,845,458	$210,743	$–

Liabilities:
Other Financial Instruments *	$1,075	$–	$1,075	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles & Components - 0.9%
60	Amerigon, Inc. ●	$490
4	China Automotive Systems, Inc. ●	57
11	Cooper Tire & Rubber Co.	192
4	Drew Industries ●	73
10	Standard Motor Products ●	76
28	Tenneco Automotive, Inc. ●	502
3	Wabco Holdings, Inc.	74
		1,464
	Banks - 2.1%
23	Columbia Banking Systems, Inc.	435
23	Danvers Bancorp, Inc.	316
34	Flushing Financial Corp.	418
7	Nara Bancorp, Inc.	63
72	National Penn Bancshares, Inc.	434
31	Ocwen Financial Corp. ●	286
21	Signature Bank ●	726
12	Southside Bancshares, Inc.	231
102	Western Alliance Bancorp ●	521
		3,430
	Capital Goods - 9.1%
17	A.O. Smith Corp.	728
12	Aaon, Inc.	241
22	Acuity Brands, Inc.	779
4	Altra Holdings, Inc. ●	43
2	American Superconductor Corp. ●	88
1	Ampco-Pittsburgh Corp.	33
7	Apogee Enterprises	95
29	Applied Signal Technology	509
3	Armstrong World Industries, Inc. ●	94
4	AZZ, Inc.	131
6	Beacon Roofing Supply, Inc. ●	103
28	Belden, Inc.	630
4	Carlisle Cos., Inc.	131
37	Ceradyne, Inc. ●	725
40	Chart Industries, Inc. ●	652
6	Colfax Corp. ●	62
4	Cubic Corp.	162
29	DynCorp International, Inc. ●	348
7	EMCOR Group, Inc. ●	167
11	Energy Recovery, Inc. ●	66
28	Esterline Technologies Corp. ●	1,057
25	Gencorp, Inc. ●	138
70	GrafTech International Ltd. ●	879
122	GT Solar International, Inc. ●	698
5	Harbin Electric, Inc. ●	88
2	Heico Corp.	101
8	Hexcel Corp. ●	88
3	Houston Wire & Cable Co.	36
2	Hubbell, Inc. Class B	94
3	IDEX Corp.	88
3	II-VI, Inc. ●	79
6	Joy Global, Inc.	279
2	Kaman Corp.	58
16	Lennox International, Inc.	600
7	Lindsay Corp.	282
11	MasTec, Inc. ●	139
2	Michael Baker Corp. ●	59
2	Middleby Corp. ●	87
21	Moog, Inc. Class A ●	646
8	Orbital Sciences Corp. ●	130
4	Orion Marine Group, Inc. ●	68
5	Owens Corning, Inc. ●	133
2	Pentair, Inc.	68
17	Polypore International, Inc. ●	223
20	Powell Industries, Inc. ●	596
1	Raven Industries	41
2	Roper Industries, Inc.	77
5	Simpson Manufacturing Co., Inc.	117
2	Sun Hydraulics Corp.	43
20	Teledyne Technologies, Inc. ●	761
3	Toro Co.	102
14	TransDigm Group, Inc.	657
3	Watsco, Inc.	127
5	Woodward Governor Co.	133
		14,559
	Commercial & Professional Services - 3.5%
8	American Reprographics Co. LLC ●	53
71	APAC TeleServices, Inc. ●	369
3	ATC Technology Corp. ●	61
20	Brink's Co.	465
7	Consolidated Graphics, Inc. ●	237
2	CoStar Group, Inc. ●	68
26	Deluxe Corp.	480
12	Herman Miller, Inc.	200
6	HNI Corp.	142
6	Interface, Inc.	46
34	Knoll, Inc.	385
4	Rollins, Inc.	73
50	Sykes Enterprises, Inc. ●	1,195
5	Tetra Tech, Inc. ●	116
40	Towers Watson & Co.	1,730
2	Waste Connections, Inc. ●	77
		5,697
	Consumer Durables & Apparel - 3.8%
45	Carter's, Inc. ●	1,170
1	Deckers Outdoor Corp. ●	84
6	Fossil, Inc. ●	191
32	Iconix Brand Group, Inc. ●	404
82	Liz Claiborne, Inc. ●	397
5	Lululemon Athletica, Inc. ●	129
6	Oxford Industries, Inc.	100
3	Polaris Industries, Inc.	114
2	Steven Madden Ltd. ●	97
9	Sturm Ruger & Co., Inc.	97
7	Tempur-Pedic International, Inc. ●	169
4	Timberland Co. Class A ●	74
45	True Religion Apparel, Inc. ●	868
32	Tupperware Brands Corp.	1,349
3	Under Armour, Inc. Class A ●	84
15	Warnaco Group, Inc. ●	567
6	Wolverine World Wide, Inc.	161
		6,055
	Consumer Services - 3.1%
28	Bally Technologies, Inc. ●	1,108
5	Bridgepoint Education, Inc. ●	77
2	Capella Education Co. ●	145

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Consumer Services - 3.1% - (continued)
43	Cheesecake Factory, Inc. ●	$919
10	Corinthian Colleges, Inc. ●	144
13	ITT Educational Services, Inc. ●	1,283
28	P.F. Chang's China Bistro, Inc. ●	1,086
2	Steiner Leisure Ltd. ●	69
		4,831
	Diversified Financials - 1.8%
12	Advance America Cash Advance Centers, Inc.	58
7	BGC Partners, Inc.	30
33	Ezcorp, Inc. ●	600
3	Federated Investors, Inc.	77
5	First Cash Financial Services, Inc. ●	111
59	GFI Group, Inc.	286
6	Knight Capital Group, Inc. ●	92
3	Life Partners Holdings, Inc.	68
2	MarketAxess Holdings, Inc.	34
64	MF Global Holdings Ltd. ●	417
5	optionsXpress Holdings, Inc.	78
18	Stifel Financial ●	931
		2,782
	Energy - 5.4%
7	Alon USA Energy, Inc.	51
26	Arena Resources, Inc. ●	981
3	Atlas Energy, Inc.	88
13	Cal Dive International, Inc. ●	94
2	Carbo Ceramics, Inc.	144
6	Cloud Peak Energy, Inc. ●	84
91	Complete Production Services, Inc. ●	1,143
65	CVR Energy, Inc. ●	520
3	Dresser-Rand Group, Inc. ●	91
3	Dril-Quip, Inc. ●	133
6	Frontier Oil Corp.	80
5	Geokinetics, Inc. ●	54
5	James River Coal Co. ●	75
1	Lufkin Industries, Inc.	94
5	Matrix Service Co. ●	54
42	McMoRan Exploration Co. ●	645
2	Oceaneering International, Inc. ●	88
7	Overseas Shipholding Group, Inc.	299
105	Rosetta Resources, Inc. ●	2,148
4	Rowan Companies, Inc. ●	86
14	St. Mary Land & Exploration Co.	434
11	Tesoro Corp.	133
7	TETRA Technologies, Inc. ●	78
52	Union Drilling, Inc. ●	374
84	Vaalco Energy, Inc.	357
8	Willbros Group, Inc. ●	121
8	World Fuel Services Corp.	186
		8,635
	Food & Staples Retailing - 0.2%
4	Casey's General Stores, Inc.	122
5	United Natural Foods, Inc. ●	143
		265
	Food, Beverage & Tobacco - 1.3%
3	American Italian Pasta Co. ●	92
2	Boston Beer Co., Inc. Class A ●	80
112	Darling International, Inc. ●	873
3	Diamond Foods, Inc.	113
2	J&J Snack Foods Corp.	73
3	Lancaster Colony Corp.	151
2	Sanderson Farms, Inc.	82
46	Zhongpin, Inc. ●	564
		2,028
	Health Care Equipment & Services - 10.8%
12	Align Technology, Inc. ●	234
2	Amedisys, Inc. ●	119
55	American Medical Systems Holdings ●	1,059
4	Amerigroup Corp. ●	89
67	Angiodynamics, Inc. ●	1,072
2	Athenahealth, Inc. ●	73
8	Beckman Coulter, Inc.	497
9	Bioscrip, Inc. ●	63
5	Cantel Medical Corp.	100
5	Catalyst Health Solutions ●	197
6	Centene Corp. ●	125
10	Community Health Systems, Inc. ●	326
5	Conceptus, Inc. ●	92
6	Coninucare Corp. ●	28
38	Corvel Corp. ●	1,149
5	CryoLife, Inc. ●	34
74	Cyberonics, Inc. ●	1,378
76	Dexcom, Inc. ●	687
40	Eclipsys Corp. ●	659
5	Emergency Medical Services ●	240
2	Genoptix, Inc. ●	78
3	Gentiva Health Services, Inc. ●	77
2	Haemonetics Corp. ●	116
19	Hanger Orthopedic Group, Inc. ●	307
55	HealthSouth Corp. ●	996
81	Healthspring, Inc. ●	1,416
3	HMS Holdings Corp. ●	138
7	Immucor, Inc. ●	131
2	Integra LifeSciences Holdings Corp. ●	85
4	Invacare Corp.	95
2	Kensey Nash Corp. ●	53
38	Masimo Corp. ●	1,049
7	MedAssets, Inc. ●	135
2	Medical Action Industries, Inc. ●	22
3	NuVasive, Inc. ●	84
7	Odyssey HealthCare, Inc. ●	100
5	Omnicell, Inc. ●	62
30	Orthofix International N.V. ●	907
2	Owens & Minor, Inc.	77
4	Providence Service Corp. ●	51
6	PSS World Medical, Inc. ●	129
2	Quality Systems	98
3	Rehabcare Group, Inc. ●	95
4	Sirona Dental Systems, Inc. ●	131
5	STERIS Corp.	140
36	Symmetry Medical, Inc. ●	325
4	Thoratec Corp. ●	102
14	Triple-S Management Corp., Class B ●	237
20	U.S. Physical Therapy, Inc. ●	312
15	Volcano Corp. ●	295
41	Zoll Medical Corp. ●	1,155
		17,219

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Household & Personal Products - 1.3%
20	American Oriental Bioengineering, Inc. ●	$79
7	Bare Escentuals, Inc. ●	125
1	Chattem, Inc. ●	120
4	China Sky One Medical, Inc. ●	65
4	Herbalife Ltd.	142
5	Medifast, Inc. ●	88
62	Nu Skin Enterprises, Inc. Class A	1,448
1	Usana Health Sciences, Inc. ●	38
2	WD40 Co.	57
		2,162
	Insurance - 1.6%
29	Allied World Assurance Holdings Ltd.	1,303
45	Amerisafe, Inc. ●	784
6	Platinum Underwriters Holdings Ltd.	228
2	RLI Corp.	85
4	Tower Group, Inc.	78
3	Validus Holdings Ltd.	82
		2,560
	Materials - 2.2%
1	AEP Industries, Inc. ●	44
3	Ashland, Inc.	131
4	Balchem Corp.	68
26	Boise, Inc. ●	133
2	Clearwater Paper Corp. ●	99
4	Koppers Holdings, Inc.	105
2	Lubrizol Corp.	131
1	Newmarket Corp.	131
13	Rock Tenn Co. Class A	546
31	Silgan Holdings, Inc.	1,607
2	Stepan Co.	117
7	W.R. Grace & Co. ●	172
7	Worthington Industries, Inc.	108
		3,392
	Media - 1.4%
63	Arbitron, Inc.	1,597
3	Interactive Data Corp.	78
70	LodgeNet Interactive Corp. ●	384
5	Valassis Communications, Inc. ●	107
5	World Wrestling Entertainment, Inc.	77
		2,243
	Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
2	Alexion Pharmaceuticals, Inc. ●	106
116	Alkermes, Inc. ●	1,273
133	Arena Pharmaceuticals, Inc. ●	414
4	Biomarin Pharmaceutical, Inc. ●	70
4	Bio-Rad Laboratories, Inc. Class A ●	382
44	Bruker Corp. ●	535
83	Cadence Pharmaceuticals, Inc. ●	831
99	Celera Corp. ●	663
22	Celldex Therapeutics, Inc. ●	100
57	Cepheid, Inc. ●	843
3	Charles River Laboratories International, Inc. ●	94
85	Cubist Pharmaceuticals, Inc. ●	1,743
23	Cypress Bioscience ●	117
204	Cytokinetics, Inc. ●	616
12	Enzon, Inc. ●	118
11	eResearch Technology, Inc. ●	66
14	Exelixis, Inc. ●	95
5	Genomic Health, Inc. ●	79
5	Hi-Technology Pharmacal Co., Inc. ●	110
15	Human Genome Sciences, Inc. ●	392
17	Immunomedics, Inc. ●	56
13	Impax Laboratories, Inc. ●	168
69	Inspire Pharmaceuticals, Inc. ●	380
10	Isis Pharmaceuticals, Inc. ●	110
5	Kendle International, Inc. ●	98
12	KV Pharmaceutical Co. ●	42
7	Martek Biosciences Corp. ●	160
86	Medicines Co. ●	714
6	Medicis Pharmaceutical Corp. Class A	132
3	Medivation, Inc. ●	99
1	Millipore Corp. ●	99
8	Nektar Therapeutics ●	89
37	Onyx Pharmaceuticals, Inc. ●	1,055
26	OSI Pharmaceuticals, Inc. ●	883
34	PAREXEL International Corp. ●	650
25	PDL Biopharma, Inc.	158
3	Perrigo Co.	114
32	Pharmasset, Inc. ●	667
16	Questcor Pharmaceuticals ●	71
70	Regeneron Pharmaceuticals, Inc. ●	1,876
69	Rigel Pharmaceuticals, Inc. ●	562
81	Salix Pharmaceuticals Ltd. ●	2,384
16	Santarus, Inc. ●	78
118	Seattle Genetics, Inc. ●	1,216
15	Watson Pharmaceuticals, Inc. ●	556
23	Xenoport, Inc. ●	429
		21,493
	Real Estate - 1.2%
11	American Capital Agency Corp.	304
65	Anworth Mortgage Asset Corp.	445
34	Colonial Properties Trust	370
22	DuPont Fabros Technology, Inc.	371
2	Equity Lifestyle Properties, Inc.	99
39	MFA Mortgage Investments, Inc.	284
1	PS Business Parks, Inc.	68
		1,941
	Retailing - 6.0%
7	99 Cents Only Stores ●	87
3	Aaron Rents, Inc.	93
7	Big 5 Sporting Goods Corp.	108
42	Big Lots, Inc. ●	1,188
4	Cato Corp.	78
26	Citi Trends, Inc. ●	806
4	Collective Brands, Inc. ●	79
27	Core-Mark Holding Co., Inc. ●	814
3	Dress Barn, Inc. ●	79
25	Gymboree Corp. ●	994
5	J. Crew Group, Inc. ●	202
3	Jo-Ann Stores, Inc. ●	112

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Retailing - 6.0% - (continued)
18	Joseph A. Bank Clothiers, Inc. ●	$767
9	Kirklands, Inc. ●	137
5	Lumber Liquidators Holdings, Inc. ●	115
10	Netflix, Inc. ●	629
41	Nutri/System, Inc.	833
5	OfficeMax, Inc. ●	68
47	Overstock.com, Inc. ●	561
5	PetMed Express, Inc.	98
32	Shutterfly, Inc. ●	500
10	Stein Mart, Inc. ●	78
11	The Finish Line, Inc.	126
3	Tractor Supply Co. ●	143
6	Ulta Salon, Cosmetics & Fragrances, Inc. ●	117
154	Wet Seal, Inc. Class A ●	514
28	Zumiez, Inc. ●	351
		9,677
	Semiconductors & Semiconductor Equipment - 3.7%
16	Amkor Technology, Inc. ●	91
36	Atheros Communications, Inc. ●	1,169
4	Diodes, Inc. ●	65
5	FEI Co. ●	111
4	Hittite Microwave Corp. ●	160
8	Microsemi Corp. ●	119
73	MIPS Technologies, Inc. Class A ●	282
92	ON Semiconductor Corp. ●	666
216	RF Micro Devices, Inc. ●	832
155	Skyworks Solutions, Inc. ●	1,966
26	Tessera Technologies, Inc. ●	438
		5,899
	Software & Services - 14.7%
15	Acxiom Corp. ●	229
3	Advent Software, Inc. ●	112
32	ArcSight, Inc. ●	765
8	Ariba, Inc. ●	104
165	Art Technology Group, Inc. ●	740
38	AsiaInfo Holdings, Inc. ●	909
6	Blackbaud, Inc.	138
4	Blackboard, Inc. ●	166
6	Bottomline Technologies, Inc. ●	108
44	Commvault Systems, Inc. ●	928
3	Concur Technologies, Inc. ●	111
33	Constant Contact, Inc. ●	586
9	Convergys Corp. ●	100
44	CSG Systems International, Inc. ●	850
5	CyberSource Corp. ●	90
4	DealerTrack Holdings, Inc. ●	72
3	Digital River, Inc. ●	78
4	Double-Take Software, Inc. ●	46
45	Earthlink, Inc.	368
6	EPIQ Systems, Inc. ●	68
3	Euronet Worldwide, Inc. ●	69
3	Exlservice Holdings, Inc. ●	46
9	Gartner, Inc. Class A ●	189
12	Global Cash Access, Inc. ●	94
62	Informatica Corp. ●	1,466
48	j2 Global Communications, Inc. ●	991
9	Jack Henry & Associates, Inc.	191
32	JDA Software Group, Inc. ●	842
9	LivePerson, Inc. ●	58
4	Manhattan Associates, Inc. ●	83
2	MAXIMUS, Inc.	75
8	Mentor Graphics Corp. ●	67
22	Mercadolibre, Inc. ●	835
46	Net 1 UEPS Technologies, Inc. ●	828
7	North American Equity	62
36	Parametric Technology Corp. ●	601
3	Pegasystems, Inc.	112
3	Progress Software Corp. ●	78
28	Quest Software, Inc. ●	484
48	Rackspace Hosting, Inc. ●	878
3	Radiant Systems, Inc. ●	39
20	Red Hat, Inc. ●	531
17	RightNow Technologies, Inc. ●	270
13	S1 Corp. ●	80
126	Sapient Corp. ●	974
11	Sohu.com, Inc. ●	539
3	Solarwinds, Inc. ●	67
35	Solera Holdings, Inc.	1,166
11	SonicWALL, Inc. ●	87
2	Syntel, Inc.	78
5	Taleo Corp. Class A ●	103
59	TeleCommunication Systems, Inc. Class A ●	517
6	TeleTech Holdings, Inc. ●	118
95	Tibco Software, Inc. ●	849
53	TiVo, Inc. ●	474
5	Total System Services, Inc.	76
6	Tyler Corp. ●	106
2	Unisys Corp. ●	69
100	United Online, Inc.	629
14	Valueclick, Inc. ●	129
45	VeriFone Holdings, Inc. ●	806
8	Websense, Inc. ●	150
38	Wright Express Corp. ●	1,126
		23,600
	Technology Hardware & Equipment - 5.8%
40	3Com Corp. ●	301
8	Acme Packet, Inc. ●	79
4	ADTRAN, Inc.	79
2	Anixter International, Inc. ●	68
16	Arris Group, Inc. ●	160
7	Aruba Networks, Inc. ●	73
5	AVX Corp.	57
50	Benchmark Electronics, Inc. ●	905
4	Blue Coat Systems, Inc. ●	93
4	Cognex Corp.	63
3	Comtech Telecommunications Corp. ●	105
6	Daktronics, Inc.	47
6	Emulex Corp. ●	71
3	FLIR Systems, Inc. ●	82
15	Harmonic, Inc. ●	91
19	Interdigital, Inc. ●	476
6	Intermec, Inc. ●	76
25	Multi-Fineline Electronix, Inc. ●	599
3	National Instruments Corp.	87
62	Netezza Corp. ●	559
5	Netgear, Inc. ●	112

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Technology Hardware & Equipment - 5.8% - (continued)
36	Novatel Wireless, Inc. ●	$268
6	Oplink Communications, Inc. ●	82
3	Osi Systems, Inc. ●	81
32	Plantronics, Inc.	832
29	Polycom, Inc. ●	646
55	QLogic Corp. ●	944
24	Quantum Corp. ●	61
66	Riverbed Technology, Inc. ●	1,470
4	STEC, Inc. ●	59
2	Stratasys, Inc. ●	45
3	Synaptics, Inc. ●	88
9	Vishay Intertechnology, Inc. ●	70
34	Xyratex Ltd. ●	472
		9,301
	Telecommunication Services - 2.4%
18	AboveNet, Inc. ●	1,079
10	Alaska Communication Systems Holdings, Inc.	79
28	Atlantic Tele-Network, Inc.	1,332
33	Cincinnati Bell, Inc. ●	97
6	Consolidated Communications Holdings, Inc.	111
24	Frontier Communications Corp.	182
5	Iowa Telecommunications Services, Inc.	78
5	Neutral Tandem, Inc. ●	80
19	NTELOS Holdings Corp.	312
24	PAETEC Holding Corp. ●	75
3	Premiere Global Services, Inc. ●	25
15	Syniverse Holdings, Inc. ●	260
6	TW Telecom, Inc. ●	100
7	USA Mobility, Inc.	69
		3,879
	Transportation - 1.7%
12	Avis Budget Group, Inc. ●	135
19	Hawaiian Holdings, Inc. ●	110
36	Hub Group, Inc. ●	858
14	Knight Transportation, Inc.	251
21	Marten Transport Ltd. ●	363
16	Saia, Inc. ●	197
6	UAL Corp. ●	72
43	Werner Enterprises, Inc.	841
		2,827
	Utilities - 0.9%
6	CenterPoint Energy, Inc.	85
42	China Natural Gas ●	412
28	UniSource Energy Corp.	867
		1,364
	Total common stocks
	(cost $148,468)	$157,303

EXCHANGE TRADED FUNDS - 0.7%
	Other Investment Pools and Funds - 0.7%
19	iShares Russell 2000 Growth Index Fund	$1,239

	Total exchange traded funds
	(cost $1,259)	$1,239

	Total long-term investments
	(cost $149,727)	$158,542

SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.6%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $73,
	collateralized by FNMA 5.00%, 2033, value
	of $74)
$73	0.12%, 1/29/2010	$73
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $407, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 - 2039,
	value of $421)
407	0.09%, 1/29/2010	407
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $258,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $263)
258	0.12%, 1/29/2010	258
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $763,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNMA 5.50% - 7.00%, 2019 - 2039,
	value of $779)
763	0.12%, 1/29/2010	763
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $386,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $394)
386	0.12%, 1/29/2010	386
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $173,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $176)
173	0.10%, 1/29/2010	173
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $2, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $2)
2	0.09%, 1/29/2010	2

5

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Repurchase Agreements - 1.6% - (continued)
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$133, collateralized by U.S. Treasury Note
	1.50%, 2013, value of $136)
$133	0.08%, 1/29/2010		$133
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $421, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $429)
421	0.11%, 1/29/2010		421
			2,616
	U.S. Treasury Bills - 0.1%
92	0.05%, 4/15/2010□○		92

	Total short-term investments
	(cost $2,708)		$2,708

	Total investments
	(cost $152,435) ▲	100.7%	$161,250
	Other assets and liabilities	(0.7)%	(1,198)
	Total net assets	100.0%	$160,052

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.3% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $154,556 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,822
Unrealized Depreciation	(18,128)
Net Unrealized Appreciation	$6,694

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	11	Long	Mar 2010	$(5)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$157,303	$157,303	$–	$–
Exchange Traded Funds	1,239	1,239	–	–
Short-Term Investments	2,708	–	2,708	–
Total	$161,250	$158,542	$2,708	$–
Liabilities:
Other Financial Instruments *	$5	$5	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

6

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.5%
	Alabama - 0.8%
	Huntsville, AL, GO
$1,855	5.25%, 05/01/2022 ‡	$1,983

	Alaska - 0.4%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	391
	Anchorage, AK, GO
610	5.25%, 08/01/2028	660
		1,051
	Arizona - 2.2%
	Arizona Sundance Community Fac Dist,
	Special Assess Rev #2
349	7.13%, 07/01/2027 ■	326
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	244
	Pima County, AZ, Charter Schools Proj
990	5.75%, 07/01/2016	940
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	899
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	3,127
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	206
		5,742
	California - 15.8%
	Aliso Viejo, CA, Community Fac Dist Special
	Tax
500	6.00%, 09/01/2038	412
	Beumont, CA, FA (Prefrefunded with State &
	Local Gov't Securities)
50	7.25%, 09/01/2020	53
	Big Bear Municipal Water Dist, Ref Lake
	Improvements
250	5.00%, 11/01/2024	225
	Burbank, CA, FA Rev South San Fernando
	Redev Proj
350	5.50%, 12/01/2023	322
	California Educational Fac Auth, La Verne
	University
180	5.00%, 06/01/2031	155
	California Educational Fac Auth, Pitzer
	College
630	5.00%, 04/01/2030	593
	California Health Fac FA, Catholic Healthcare
	West
250	5.25%, 07/01/2023	253
	California Public Works Board Lease Rev
1,000	5.75%, 10/01/2030	973
	California Public Works Board, Dept of Health
	Services Richmond Lab
300	5.00%, 11/01/2030	261
	California Public Works Board, Dept of
	Mental Health Patton
200	5.38%, 04/01/2028	187
	California State Dept of Water Resources
	Supply Rev
500	5.00%, 05/01/2022	542
	California State Enterprise Auth, Sewer FA
	Rev AMT
500	5.30%, 09/01/2047	462
	California State GO
3,515	6.50%, 04/01/2033	3,762
	California State Public Works Board
170	6.13%, 04/01/2029	178
2,000	6.25%, 04/01/2034	2,063
1,000	6.38%, 11/01/2034	1,016
	California Statewide Community DA,
	California Baptist University
1,000	5.50%, 11/01/2038	778
	California Statewide Community DA, CHF-
	Irvine, LLC
700	5.75%, 05/15/2032	685
	California Statewide Community DA, Enloe
	Medical Center
500	5.50%, 08/15/2023	511
	California Statewide Community DA, Health
	Services Rev
250	6.00%, 10/01/2023	259
	California Statewide Community DA,
	Huntington Park Rev
600	5.15%, 07/01/2030	439
	California Statewide Community DA, Thomas
	Jefferson School of Law
500	7.25%, 10/01/2032	511
	California Statewide Community DA,
	Windrush School
250	5.50%, 07/01/2037	192
	Capistrano, CA, USD Community Fac Dist
	Special Tax #90-2 Talega (Prerefunded with
	State & Local Gov't Securities)
250	5.90%, 09/01/2020	293
	Carlsbad, CA, Special Tax
260	6.05%, 09/01/2028	233
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	329
	Contra Costa County, CA, Public FA Tax
	Allocation
70	5.63%, 08/01/2033	66
	Corona, CA, Redev Agency Tax Allocation
300	4.50%, 11/01/2032 ‡	269
	El Dorado Irrigation Dist
300	5.38%, 08/01/2024	326
	Fontana, CA, Redev Agency Tax Allocation
	Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	400
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019 ‡	418
	Indio, CA, Public Improvement Act Special
	Assessment #2002-3 GO
95	6.35%, 09/02/2027	89
	Kern County, CA, Tobacco Securitization
	Agency
955	6.00%, 06/01/2029	924
	Lathrop, CA, FA Rev Water Supply Proj
1,000	6.00%, 06/01/2035	921
	Los Alamitos, CA, University GO
500	5.50%, 08/01/2033	532
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	696

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.5% - (continued)
	California - 15.8% - (continued)
	Modesto, CA, Irrigation Dist
$500	5.50%, 07/01/2035	$509
	Morongo Band of Mission Indians Enterprise
	Rev
2,655	6.50%, 03/01/2028 ■	2,454
	Oceanside, CA, Community Development
	Committee, Downtown Redev Proj
300	5.70%, 09/01/2025	289
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	541
	Port of Oakland, CA, GO (Prerefunded with
	State & Local Gov't Securities)
20	5.75%, 11/01/2022	20
	Port of Oakland, CA, Transportation FA
2,540	5.75%, 11/01/2022	2,546
	Rancho Mirage, CA, Joint Powers FA Rev,
	Eisenhower Medical Center
500	5.00%, 07/01/2038	450
	Riverside County, CA, Public FA Tax
	Allocation, Jurupa Desert & Interstate 215
200	4.50%, 10/01/2037	149
	Roseville, CA, FA Special Tax Rev
500	5.00%, 09/01/2033	384
	Roseville, CA, Special Tax Dist Westpark
200	5.25%, 09/01/2025	171
	San Bernardino, CA, Community College Dist
	GO
500	6.38%, 08/01/2026	582
	San Diego, CA, Public Fac FA Water Rev
500	5.25%, 08/01/2038	515
	San Diego, CA, Redev Agency Tax
	Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	175
	San Diego, CA, Redev Agency, Centre City
	Sub Pkg
200	5.25%, 09/01/2026	190
	San Francisco City & County, CA, Redev
	Agency
1,120	6.50%, 08/01/2032	1,167
	San Manuel, CA, Entertainment Auth Public
	Improvement
1,000	4.50%, 12/01/2016 ■	887
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	713
	Santa Margarita, CA, Water Dist Special Tax
	Community Fac Dist (Prerefunded with
	State & Local Gov't Securities)
200	6.00%, 09/01/2030	234
	Sierra View, CA, Local Health Care Dist
1,000	5.25%, 07/01/2032	930
	Southern California Public Power Auth
500	5.00%, 07/01/2023	540
	Temecula, CA, Redev Agency Tax Allocation
	Rev
250	5.63%, 12/15/2038	204
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,658
	Tuolumne Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,062
	Turlock, CA, Health Fac Rev, Emanuel
	Medical Center
500	5.13%, 10/15/2037	413
	Ventura County, CA, Certificates of
	Participation
1,250	5.63%, 08/15/2027	1,308
	Washington Township, CA, Health Care Dist
	Rev
500	5.00%, 07/01/2037	439
1,000	6.00%, 07/01/2029	1,022
		39,880
	Colorado - 3.4%
	Adams County, CO
1,000	5.13%, 12/01/2029	1,042
	Antelope Heights, CO, Metro Dist GO
1,125	5.00%, 12/01/2037	821
	Bromley Park, CO, Metro Dist #2 GO
2,000	5.13%, 12/01/2037 ⌂	1,768
	Colorado Educational & Cultural Fac Auth,
	Charter School Banning Lewis
990	6.13%, 12/15/2035 ■	886
	Denver, CO, Rendezvous Residential Metro
	Dist GO
600	5.38%, 12/01/2021	475
	Ebert, CO, Metropolitan Dist GO
3,000	5.35%, 12/01/2037	2,374
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂	673
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	679
		8,718
	Delaware - 0.7%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,293
	New Castle County, DE, DA GO
500	5.00%, 07/15/2033	534
		1,827
	District of Columbia - 2.6%
	Dist of Columbia University Rev
3,000	5.25%, 04/01/2034	3,177
	Metropolitan Washington, DC, Airport Auth
2,500	5.50%, 10/01/2027	2,541
	Washington, DC, Metropolitan Area Transit
1,000	5.13%, 07/01/2032	1,053
		6,771
	Florida - 7.0%
	Amelia Walk Community Development
975	0.00%, 05/01/2037 ⌂●	460
	Bellalgo, FL, Education Fac Benefits Dist
	Capital
845	5.85%, 05/01/2022	707
	Clearwater Water and Sewer Rev
2,500	5.25%, 12/01/2039	2,530
	Colonial Country Club Community
	Development Dist, Capital Improvement
	Rev
470	6.40%, 05/01/2033	484
	Florida Village Community Development
945	6.50%, 05/01/2033	961

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.5% - (continued)
	Florida - 7.0% - (continued)
	Florida Village Community Development Dist
	No 8
$1,135	6.38%, 05/01/2038	$988
	Jacksonville, FL, Econ Development
	Community Health Care Fac
3,000	6.25%, 09/01/2027	2,780
	Lee County, FL, IDA
1,500	5.25%, 06/15/2027	1,164
	Miami-Dade County, FL, Aviation Rev
1,645	5.50%, 10/01/2036	1,653
	Miami-Dade County, FL, Educational
	Facilities Auth
2,000	5.75%, 04/01/2028	2,085
	Palm Beach County, FL, Health FA Rev
	Waterford Proj
3,300	5.75%, 11/15/2026	3,030
	River Bend Community Development Dist,
	Capital Improvement Rev
940	0.00%, 11/01/2015 ⌂●	554
	Rolling Hills Community Development Dist
65	5.45%, 05/01/2037 ⌂	46
	University Square Community Development
495	5.88%, 05/01/2038	371
		17,813
	Georgia - 3.6%
	Atlanta Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,628
	Dekalb County, GA, DA
1,000	6.00%, 07/01/2034	1,091
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,294
	Fulton County, GA, Water & Sewer Rev FGIC
	Part (Prerefunded with State & Local Gov't
	Securities)
1,500	6.38%, 01/01/2014	1,685
	Gainesville & Hall County, GA, Hospital Auth
	GO
1,500	5.25%, 02/15/2045 ☼	1,437
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,080
	Georgia Municipal Electric Auth, Power Rev
	(Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	65
	Marietta, GA, DA
1,000	7.00%, 06/15/2030	932
		9,212
	Idaho - 0.6%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,671

	Illinois - 5.8%
	Bolingbrook, IL, Sales Tax Rev
445	6.25%, 01/01/2024 ⌂	242
	Chicago, IL, Tax Increment Allocation Jr Lien
	Pilsen Redev B
1,000	6.75%, 06/01/2022 ⌂	944
	Hampshire, IL, Special Service Area #13,
	Tuscany Woods Proj
1,800	5.75%, 03/01/2037 ⌂	939
	Hampshire, IL, Special Service Area #16,
	Prairie Ridge Proj
800	6.00%, 03/01/2046	575
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028 ‡	1,528
	Illinois Education FA, Augustana College, Ser
	A
1,000	5.70%, 10/01/2032	1,015
	Illinois FA Rev
800	5.25%, 11/01/2039	801
2,930	5.38%, 07/01/2033 - 08/15/2039	2,945
310	6.25%, 02/01/2033	326
	Illinois Financial Auth Rev
1,000	5.50%, 04/01/2039	976
	Plano, IL, Lakewood Springs Proj Special
	Services Area
497	6.10%, 03/01/2035	391
	Round Lake, IL, Special Tax Rev
960	4.70%, 03/01/2033	957
	Round Lake, IL, Special Tax Rev (Prerefunded
	with State & Local Gov't Securities)
494	6.70%, 03/01/2033	568
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	538
	Wauconda, IL, Special Service Area #1
	Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	878
	Yorkville, IL, United City Special Service
	Area Tax Raintree Village Proj
939	6.88%, 03/01/2033	897
		14,520
	Indiana - 1.4%
	Indiana FA Hospital Rev
2,000	6.75%, 03/01/2035	2,089
	Indiana Municipal Power Agency
500	5.75%, 01/01/2034	517
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,148
		3,754
	Louisiana - 1.5%
	Louisiana Public Fac Auth
2,500	6.75%, 07/01/2039	2,681
	Louisiana Public Fac Auth, Oschner Clinic
	Foundation Proj (Prerefunded with US
	Gov't Securities)
500	5.50%, 05/15/2027	573
	Louisiana Public Fac Auth, Susla Fac, Inc.
1,000	5.75%, 07/01/2039 ⌂	717
		3,971
	Michigan - 4.2%
	Detroit, MI, GO
3,500	5.00%, 04/01/2016	3,264
	Detroit, MI, Water Supply System Ref Rev
	FGIC
1,750	6.50%, 07/01/2015	1,933
	Grand Valley State University
1,500	5.50%, 12/01/2027	1,592

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.5% - (continued)
	Michigan - 4.2% - (continued)
	Michigan Hospital FA, Rev Ref Henry Ford
	Health System (Prerefunded with State &
	Local Gov't Securities)
$500	5.63%, 03/01/2017	$566
	Michigan Public Educational Facilities Auth
695	7.00%, 12/01/2039	691
	Michigan State Hospital FA, McLaren Health
	Care
2,000	5.63%, 05/15/2028	1,976
	Michigan Tobacco Settlement FA Ser A
1,000	6.00%, 06/01/2048	783
		10,805
	Minnesota - 6.2%
	Baytown Township, MN
250	7.00%, 08/01/2038	230
	Becker, MN, ISD #726 GO FSA (Prerefunded
	by Crossover Bond)
1,300	6.00%, 02/01/2017	1,300
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030	515
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	181
	Golden Valley, MN, Calvary Center Apts Proj
	AMT
500	4.85%, 12/20/2041	448
	Illinois FA Rev
2,000	5.75%, 04/01/2024	2,009
	Minneapolis & St Paul, MN, Airport
	Commission FGIC AMT
1,000	5.63%, 01/01/2018	1,017
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	267
	Minneapolis, MN, Tax Increment Grant Park
	Proj
350	5.35%, 02/01/2030	286
	Minnesota Agricultural Society, State Fair Rev
835	5.13%, 09/15/2023	857
	Minnesota Agriculture and Econ Development
	Healthcare Fac, Benedictine Health
	(Prerefunded with US Gov't Securities)
1,000	5.25%, 02/15/2014	1,012
	Minnesota Intermediate School Dist Lease Rev
368	5.30%, 11/01/2032	358
	Ramsey, MN, Lease Rev Pact Charter School
	Proj
750	6.50%, 12/01/2022	681
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015	1,671
	St Paul, MN, Housing & Redev Auth, Achieve
	Language Academy
800	6.75%, 12/01/2022	762
	St Paul, MN, Housing & Redev Auth, Hmong
	Academy Proj
1,000	6.00%, 09/01/2036	766
	St Paul, MN, Housing & Redev Auth, Hope
	Community Academy Proj
450	6.25%, 12/01/2019	402
	St Paul, MN, Housing & Redev Auth, Lease
	Rev
860	6.00%, 12/01/2018	799
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	524
	Stillwater, MN, Multifamily Housing Rev
	AMT
400	5.38%, 02/01/2032	292
	University of Minnesota (Prerefunded with
	State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,220
		15,597
	Missouri - 1.0%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	527
	Lees Summit, MO, IDA Kensington Farms
	Improvement Proj
1,000	5.75%, 03/01/2029	796
	St Louis, MO, IDA Confluence Academy Proj
550	5.35%, 06/15/2032	413
	Stone Canyon, MO, Community Improvement
	Proj
1,000	5.75%, 04/01/2027	776
		2,512
	Nebraska - 1.0%
	Nebraska Public Power Dist Rev
2,500	5.00%, 01/01/2033	2,547

	Nevada - 0.4%
	Clark County, NV, Airport Rev
1,000	5.75%, 07/01/2042 ☼	1,023

	New Hampshire - 0.3%
	New Hampshire Health & Education Fac,
	Elliot Hospital
715	5.60%, 10/01/2022	708

	New Jersey - 1.6%
	New Jersey Health Care Facilities FA Rev
2,145	5.75%, 10/01/2031	2,279
	New Jersey Tobacco Settlement Financing
	Corp
1,500	5.00%, 06/01/2041	1,036
	New Jersey Transportation Trust Fund Auth
2,500	6.05%, 12/15/2029 ○	776
		4,091
	New Mexico - 0.6%
	Cabezon, NM, Public Improvement Dist
665	5.20%, 09/01/2015	607
	New Mexico Hospital Equipment Loan
	Council
1,040	5.00%, 08/01/2039	1,021
		1,628
	New York - 8.1%
	Albany, NY, IDA Civic Fac Rev
250	5.00%, 07/01/2037	219
	Cattaraugus County, NY, IDR St Bonaventure
	University
175	5.10%, 05/01/2031	145
	Chemung County, NY, IDA Civic Fac Rev,
	Arnot Ogden Medical Center
125	5.00%, 11/01/2034	120

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.5% - (continued)
	New York - 8.1% - (continued)
	Erie County, NY, IDA Applied Tech Charter
	School Proj
$800	6.75%, 06/01/2025	$747
	Erie County, NY, IDA Global Concepts
	Charter School Proj
495	6.25%, 10/01/2037	404
	Genesee County, NY, IDA United Memorial
	Medical Center Proj
160	5.00%, 12/01/2032	115
	Madison County, NY, IDA Civic Fac Rev
	Oneida Health System
250	5.50%, 02/01/2032	220
	Nassau County, NY, IDA Continuing Care
	Retirement, Amsterdam at Harborside, Ser
	A
1,500	6.50%, 01/01/2027	1,429
	New York City Health & Hospital Corp
500	5.50%, 02/15/2023	539
	New York Dorm Auth, Brooklyn Law School
250	5.50%, 07/01/2019	255
	New York Dorm Auth, Fordham University
	FGIC
80	5.00%, 07/01/2020	83
	New York Dorm Auth, Mount St Mary
	College
400	5.00%, 07/01/2027	394
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	141
	New York Dorm Auth, State University Dorm
	Fac (Prerefunded with US Gov't Securities)
450	5.00%, 07/01/2032	496
	New York Dorm Auth, Upstate Community
	College
250	5.25%, 07/01/2021	267
	New York Dorm Auth, Winthrop South
	Nassau University
200	5.50%, 07/01/2023	201
	New York Energy Research & DA, Elec Fac
	Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	251
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	469
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	457
	New York State Dormitory Auth, Rev Non St
2,000	5.38%, 03/01/2029	2,117
	New York Tobacco Settlement FA
400	5.50%, 06/01/2022	421
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,159
	New York, NY, GO (Prerefunded with US
	Gov't Securities)
45	5.75%, 03/01/2019	52
	New York, NY, IDA American Airlines JFK
	International Airport AMT
860	7.13%, 08/01/2011	860
1,400	8.00%, 08/01/2012	1,419
	New York, NY, IDA Civic Fac Rev, YMCA
	of Greater NY Proj
250	5.25%, 08/01/2021	252
	New York, NY, Transitional FA Future Tax
	Secured
450	5.00%, 08/01/2023	478
	Otsego County, NY, IDA Civic Fac Rev
	Hartwick College Proj
200	6.00%, 07/01/2011	201
	Rensselaer County, NY, Industrial
	Improvements
200	5.00%, 01/01/2036	202
	Seneca Nation Indians Capital Improvement
	Special Tax
1,160	5.00%, 12/01/2023 ■	984
	St Lawrence, NY, IDA Civic Fac Rev,
	Clarkson University Proj
450	5.00%, 07/01/2023	454
	Suffolk County, NY, Jeffersons Ferry Proj
500	5.00%, 11/01/2028	435
	TSACS, Inc, New York Tobacco Settlement
500	5.13%, 06/01/2042	403
	Ulster County, NY, IDA Kingston Regional
	Senior Living Proj
4,475	6.00%, 09/15/2027	3,721
	Westchester County, NY, IDA Continuing
	Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	474
		20,584
	North Carolina - 0.3%
	Mecklenburg County, NC
795	5.00%, 02/01/2024	864

	Ohio - 1.9%
	Cuyahoga Community College
1,200	5.00%, 08/01/2027	1,259
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,549
	Ohio State Higher Educational Facilities Rev
2,000	5.50%, 12/01/2036	2,073
		4,881
	Oklahoma - 0.4%
	Tulsa Airports Improvement Trust
1,000	5.38%, 06/01/2024	983

	Other U.S. Territories - 1.8%
	Guam Government
565	5.75%, 12/01/2034	573
	Puerto Rico Commonwealth GO
1,430	5.50%, 07/01/2032	1,364
	Puerto Rico Housing FA
1,000	5.13%, 12/01/2027	1,007
	Puerto Rico Sales Tax Financing
1,500	5.50%, 08/01/2042 ☼	1,489
	University Virgin Islands
270	5.13%, 12/01/2022	273
225	5.25%, 12/01/2023 - 12/01/2024	227
		4,933
	Pennsylvania - 2.4%
	Chester County, PA, GO
1,000	5.00%, 07/15/2029	1,099

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.5% - (continued)
	Pennsylvania - 2.4% - (continued)
	Montgomery County, PA, IDA Whitemarsh
	Continuing Care Proj
$800	6.13%, 02/01/2028	$634
	Pennsylvania State Higher Educational FA
	Rev
2,145	5.75%, 07/01/2028	2,049
	Pennsylvania Turnpike Commission
665	6.00%, 06/01/2028	749
	Philadelphia, PA, Municipal Auth GO
750	6.38%, 04/01/2029	786
1,000	6.50%, 04/01/2034	1,051
		6,368
	Rhode Island - 1.0%
	Central Falls, RI, Detention FA Fac Rev
775	6.75%, 01/15/2013	758
	Rhode Island Tobacco Settlement Financing
	Corp
2,000	6.25%, 06/01/2042	1,835
		2,593
	South Dakota - 0.8%
	South Dakota Housing DA
1,985	6.13%, 05/01/2033	2,120

	Texas - 10.7%
	Corpus Christi, TX, ISD GO
1,525	5.00%, 08/15/2026	1,650
	Dallas Fort Worth, TX, International Airport
2,000	6.00%, 11/01/2028 - 11/01/2032	2,004
	Harris County, TX, Cultural Education Fac
	Baylor CLG Medicine
2,145	5.63%, 11/15/2032	1,983
	Houston, TX, Airport System Rev
1,070	5.50%, 07/01/2034	1,124
1,500	6.75%, 07/01/2021	1,443
	Houston, TX, Utility Systems Rev
2,000	6.00%, 11/15/2036	2,235
	La Vernia, TX, Higher Education
2,000	6.38%, 08/15/2044	2,054
	Lower Colorado River Auth Rev
2,000	7.25%, 05/15/2037	2,222
	Mc Lennan County, TX, Public Fac
2,000	6.63%, 06/01/2035	2,186
	North Texas Tollway Auth
4,000	6.00%, 01/01/2025	4,272
	Tarrant County, TX, Cultural Education
	Facilities
1,000	6.25%, 11/15/2029	1,072
	Texas Private Activity Surface Transportation
2,000	6.88%, 12/31/2039	2,074
	Travis County, TX, Health Fac, Querencia
	Barton Creek Project
1,000	5.65%, 11/15/2035	793
	Tyler, TX, ISD GO
2,000	5.00%, 02/15/2028	2,114
		27,226
	Virginia - 1.2%
	Peninsula, VA, Turn Center Community Dev
	DA
700	6.45%, 09/01/2037	649

	Virginia State Residential Auth
500	5.00%, 11/01/2024		554
	Virginia Tobacco Settlement Funding Corp
	(Prerefunded with US Gov't Securities)
1,455	5.50%, 06/01/2026		1,622
			2,825
	Washington - 3.6%
	FYI Properties Lease Rev
2,285	5.50%, 06/01/2034		2,436
	King County, WA, ISD #210 GO
670	5.00%, 06/01/2019		705
	Washington State Health Care FA Rev
2,500	5.63%, 10/01/2038		2,562
2,400	6.13%, 08/15/2037		2,448
835	6.50%, 11/15/2033		882
			9,033
	Wisconsin - 2.9%
	Badger Tobacco Asset Securitization Corp of
	WI (Prerefunded with US Gov't Securities)
2,165	6.13%, 06/01/2027		2,342
1,000	6.38%, 06/01/2032		1,123
	Wisconsin State General Fund GO
125	5.75%, 05/01/2033		136
865	6.00%, 05/01/2036		952
	Wisconsin State Health & Educational FA Rev
2,500	5.50%, 08/15/2023		2,507
			7,060
	Wyoming - 1.3%
	Campbell County, WY, Solid Waste Facilities
3,000	5.75%, 07/15/2039		3,152

	Total municipal bonds
	(cost $250,020)		$248,446

	Total long-term investments
	(cost $250,020)		$248,446

SHORT-TERM INVESTMENTS - 2.2%
	Investment Pools and Funds - 2.2%
	State Street Bank Tax Free Money Market
5,474	Fund		$5,474

	Total short-term investments
	(cost $5,474)		$5,474

	Total investments
	(cost $255,494) ▲	99.7%	$253,920
	Other assets and liabilities	0.3%	647
	Total net assets	100.0%	$254,567

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $255,494 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,039
Unrealized Depreciation	(11,613)
Net Unrealized Depreciation	$(1,574)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $5,537, which represents 2.17% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $3,950.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2006	$975	Amelia Walk Community
		Development, 0.00%, 05/01/2037	$975
12/2005	$445	Bolingbrook, IL, Sales Tax Rev,
		6.25%, 01/01/2024	405
07/2007	$2,000	Bromley Park, CO, Metro Dist #2
		GO, 5.13%, 12/01/2037	2,024
07/2004	$1,000	Chicago, IL, Tax Increment
		Allocation Jr Lien Pilsen Redev B,
		6.75%, 06/01/2022	1,000
05/2007	$1,800	Hampshire, IL, Special Service
		Area #13, Tuscany Woods Proj,
		5.75%, 03/01/2037	1,800
07/2007	$1,000	Louisiana Public Fac Auth, Susla
		Fac, Inc., 5.75%, 07/01/2039 -
		144A	1,006
04/2007	$1,000	Reata, CO, North Metro Dist GO,
		5.50%, 12/01/2032 - 144A	1,000
11/2007	$940	River Bend Community
		Development Dist, Capital
		Improvement Rev, 0.00%,
		11/01/2015	940
11/2006	$65	Rolling Hills Community
		Development Dist, 5.45%,
		05/01/2037	65

The aggregate value of these securities at January 31, 2010 was $6,343 which represents 2.49% of total net assets.

AMT	–	Alternative Minimum Tax
DA	–	Development Authority
FA	–	Finance Authority
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance
GO	–	General Obligations
IDA	–	Industrial Development Authority Bond
IDR	–	Industrial Development Revenue Bond
ISD	–	Independent School District
MBIA	–	Municipal Bond Insurance Association
PA	–	Port Authority
USD	–	United School District

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Tax-Free National Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Municipal Bonds	$248,446	$–	$248,446	$–
Short-Term Investments	5,474	5,474	–	–
Total	$253,920	$5,474	$248,446	$–

The Hartford U.S. Government Securities Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2%
	Finance and Insurance - 1.2%
	Bayview Commercial Asset Trust
$6,320	7.50%, 09/25/2037 ⌂►	$568
	Lehman XS Trust
1,525	6.50%, 05/25/2037 ⌂Δ	814
	Nationstar Home Equity Loan Trust
33	0.00%, 03/25/2037 ⌂●	–
	North Street Referenced Linked Notes
500	1.30%, 04/28/2011 ⌂Δ	280
	Wamu Commercial Mortgage Securities Trust
3,000	6.14%, 03/23/2045 ■ΔΨ	871
		2,533
	Total asset & commercial mortgage backed
	securities
	(cost $5,874)	$2,533

U.S. GOVERNMENT AGENCIES - 0.0%
	Federal National Mortgage Association - 0.0%
$7	9.75%, 07/01/2020	$8
9	10.50%, 02/01/2012 - 12/01/2018	9
2	11.50%, 07/01/2015	2
9	12.00%, 09/01/2014	9
		28
	Government National Mortgage Association - 0.0%
7	11.00%, 12/20/2015 - 12/20/2018	8

	Total U.S. government agencies
	(cost $34)	$36

U.S. GOVERNMENT SECURITIES - 83.1%
	U.S. Treasury Securities - 83.1%
	U.S. Treasury Bonds - 9.9%
$12,045	4.38%, 11/15/2039	$11,781
9,000	4.50%, 08/15/2039	8,989
		20,770
	U.S. Treasury Notes - 73.2%
80,225	1.00%, 12/31/2011	80,545
4,000	2.38%, 08/31/2014	4,038
30,090	2.63%, 12/31/2014	30,530
445	3.13%, 05/15/2019 Θ	430
28,075	3.38%, 11/15/2019	27,535
8,590	3.75%, 11/15/2018	8,767
1,729	4.50%, 05/15/2017	1,884
		153,729
		174,499
	Total U.S. government securities
	(cost $175,589)	$174,499

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Long Call Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
–	Expiration: February, 2010, Exercise Price:
	$118.50 Θ	$57

	Total call options purchased
	(cost $50)	$57

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Long Put Future Option Contract - 0.0%
	90 Day Euro
1	Expiration: March, 2010, Exercise Price:
	$99.50	$10

	Total put options purchased
	(cost $80)	$10

	Total long-term investments
	(cost $181,627)	$177,135

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 20.5%
	Investment Pools and Funds - 8.8%
	JP Morgan U.S. Government Money
9,000	Market Fund	$9,000
	State Street Bank U.S. Government Money
–	Market Fund	–
	Wells Fargo Advantage Government
9,500	Money Market Fund	9,500
		18,500
	Repurchase Agreements - 11.1%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $13,272, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 -
	2039, value of $13,712)
$13,272	0.09%, 1/29/2010	13,272
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $5,624,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $5,736)
5,624	0.10%, 1/29/2010	5,624
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$4,326, collateralized by U.S. Treasury
	Note 1.50%, 2013, value of $4,426)
4,326	0.08%, 1/29/2010	4,326
		23,222

1

The Hartford U.S. Government Securities Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 20.5% - (continued)
	U.S. Treasury Bills - 0.6%
$1,250	0.05%, 4/15/2010□○		$1,250

	Total short-term investments
	(cost $42,972)		$42,972

	Total investments
	(cost $224,599) ▲	104.8%	$220,107
	Other assets and liabilities	(4.8)%	(10,065)
	Total net assets	100.0%	$210,042

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $224,643 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$383
Unrealized Depreciation	(4,919)
Net Unrealized Depreciation	$(4,536)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $871, which represents 0.41% of total net assets.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	256	Short	Mar 2010	$(36)
10 Year U.S. Treasury Note	120	Long	Mar 2010	$162
				$126
* The number of contracts does not omit 000's.

Θ	At January 31, 2010, these securities were designated to cover open call options written as follows:

Issuer/ Exercise Price/ Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note, $119.00, Feb, 2010	126	$33	$29	$(4)
10 Year U.S. Treasury Note, $119.50, Feb, 2010	151	26	12	(14)
		$59	$41	$(18)
* The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2007	$6,320	Bayview Commercial Asset Trust,
		7.50%, 09/25/2037 - 144A	$848
10/2007	$1,525	Lehman XS Trust, 6.50%,
		05/25/2037	1,515
04/2007	$33	Nationstar Home Equity Loan
		Trust, 0.00%, 03/25/2037 - 144A	33
11/2006	$500	North Street Referenced Linked
		Notes, 1.30%, 04/28/2011 - 144A	489

The aggregate value of these securities at January 31, 2010 was $1,662 which represents 0.79% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford U.S. Government Securities Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,533	$–	$814	$1,719
Call Options Purchased	57	57	–	–
Put Options Purchased	10	10	–	–
U.S. Government Agencies	36	–	36	–
U.S. Government Securities	174,499	150,391	24,108	–
Short-Term Investments	42,972	18,500	24,472	–
Total	$220,107	$168,958	$49,430	$1,719
Other Financial Instruments *	$162	$162	$–	$–

Liabilities:
Other Financial Instruments *	$54	$54	$–	$–

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$5,519	$(4,700)	$4,609	*	$(3,709)	$—	$1,719
Total	$5,519	$(4,700)	$4,609		$(3,709)	$—	$1,719
_______________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $162.

3

The Hartford Value Opportunities Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4%
	Banks - 3.5%
94	Popular, Inc.	$202
153	Wells Fargo & Co.	4,341
		4,543
	Capital Goods - 7.4%
42	AMETEK, Inc.	1,541
62	Barnes Group, Inc.	999
26	Boeing Co.	1,588
12	Deere & Co.	604
11	General Dynamics Corp.	728
94	General Electric Co.	1,515
7	Lockheed Martin Corp.	507
27	Moog, Inc. Class A ●	815
44	Pentair, Inc.	1,338
		9,635
	Commercial & Professional Services - 1.5%
67	Herman Miller, Inc.	1,125
117	Steelcase, Inc.	826
		1,951
	Consumer Durables & Apparel - 0.6%
45	Toll Brothers, Inc. ●	829
	Consumer Services - 1.6%
19	Apollo Group, Inc. Class A ●	1,145
246	Thomas Cook Group plc	887
		2,032
	Diversified Financials - 9.7%
74	Ameriprise Financial, Inc.	2,822
219	Bank of America Corp.	3,317
25	Bank of New York Mellon Corp.	730
18	JP Morgan Chase & Co.	705
68	Oaktree Capital ■●	2,346
28	PennantPark Investment Corp.	258
78	TD Ameritrade Holding Corp. ●	1,392
71	UBS AG	926
13	UBS AG ADR	173
		12,669
	Energy - 15.9%
7	Apache Corp.	662
37	Baker Hughes, Inc.	1,657
36	Canadian Natural Resources Ltd. ADR	2,291
53	Cobalt International Energy ●	647
35	Consol Energy, Inc.	1,608
24	Exxon Mobil Corp.	1,572
41	Halliburton Co.	1,183
22	Newfield Exploration Co. ●	1,052
34	Noble Energy, Inc.	2,543
18	Overseas Shipholding Group, Inc.	821
45	SBM Offshore N.V.	877
44	Smith International, Inc.	1,325
40	Total S.A. ADR	2,329
63	Tsakos Energy Navigation Ltd.	1,023
76	Weatherford International Ltd. ●	1,195
		20,785
	Food & Staples Retailing - 2.4%
70	Kroger Co.	1,504
57	Sysco Corp.	1,582
		3,086
	Food, Beverage & Tobacco - 2.3%
20	Archer Daniels Midland Co.	602
15	BRF Brasil Foods S.A. ADR	717
–	Japan Tobacco, Inc.	1,757
		3,076
	Health Care Equipment & Services - 2.7%
21	CIGNA Corp.	692
28	Medtronic, Inc.	1,201
29	St. Jude Medical, Inc. ●	1,094
20	UnitedHealth Group, Inc.	660
		3,647
	Insurance - 11.4%
59	ACE Ltd.	2,888
26	Everest Re Group Ltd.	2,203
97	Fidelity National Financial, Inc.	1,245
26	First American Financial Corp.	769
43	Platinum Underwriters Holdings Ltd.	1,548
33	Principal Financial Group, Inc.	756
49	Reinsurance Group of America, Inc.	2,378
129	Unum Group	2,519
2	White Mountains Insurance Group Ltd.	588
		14,894
	Materials - 5.2%
15	HeidelbergCement AG	928
25	Mosaic Co.	1,327
53	Owens-Illinois, Inc. ●	1,437
318	Rexam plc	1,516
38	Vulcan Materials Co.	1,657
		6,865
	Media - 3.0%
67	Comcast Corp. Class A	1,061
136	Comcast Corp. Special Class A	2,060
58	Virgin Media, Inc.	826
		3,947
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
87	Alkermes, Inc. ●	955
23	Amgen, Inc. ●	1,339
41	Daiichi Sankyo Co., Ltd.	842
90	Impax Laboratories, Inc. ●	1,193
129	King Pharmaceuticals, Inc. ●	1,549
182	Pfizer, Inc.	3,388
		9,266
	Real Estate - 0.6%
49	Iguatemi Emp de Shopping	741

	Retailing - 2.7%
63	Home Depot, Inc.	1,773
44	Lowe's Co., Inc.	946
16	Target Corp.	815
		3,534
	Semiconductors & Semiconductor Equipment - 0.5%
24	Varian Semiconductor Equipment Associates, Inc. ●	713

	Software & Services - 2.7%
22	CACI International, Inc. Class A ●	1,060
87	Microsoft Corp.	2,438
		3,498

1

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Technology Hardware & Equipment - 7.4%
69	Arrow Electronics, Inc. ●	$1,805
30	Avnet, Inc. ●	798
116	Cisco Systems, Inc. ●	2,598
81	Corning, Inc.	1,467
224	Flextronics International Ltd. ●	1,418
118	JDS Uniphase Corp. ●	929
74	Solar Cayman Ltd. ⌂●†	619
		9,634
	Transportation - 4.3%
202	Delta Air Lines, Inc. ●	2,476
25	TNT N.V.	707
29	United Parcel Service, Inc. Class B	1,670
146	US Airways Group, Inc. ●	776
		5,629
	Utilities - 4.0%
70	Allegheny Energy, Inc.	1,475
36	Entergy Corp.	2,755
10	FirstEnergy Corp.	414
23	Northeast Utilities	593
		5,237
	Total common stocks
	(cost $123,168)	$126,211

PREFERRED STOCKS - 1.5%
	Diversified Financials - 1.5%
131	Bank of America Corp. ۞	$1,984

	Total preferred stocks
	(cost $1,971)	$1,984

	Total long-term investments
	(cost $125,139)	$128,195

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $96,
	collateralized by FNMA 5.00%, 2033, value
	of $98)
$96	0.12%, 1/29/2010	$96
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $343,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $350)
343	0.12%, 1/29/2010	343
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,014,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNMA 5.50% - 7.00%, 2019 - 2039,
	value of $1,034)
1,014	0.12%, 1/29/2010	1,014
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $512,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $523)
512	0.12%, 1/29/2010		512
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $3)
3	0.09%, 1/29/2010		3
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $559, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $570)
559	0.11%, 1/29/2010		559
			2,527
	Total short-term investments
	(cost $2,527)		$2,527

	Total investments
	(cost $127,666) ▲	99.8%	$130,722
	Other assets and liabilities	0.2%	311
	Total net assets	100.0%	$131,033

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.9% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $129,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,461
Unrealized Depreciation	(11,513)
Net Unrealized Appreciation	$948

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at January 31, 2010, was $619, which represents 0.47% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

2

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $2,346, which represents 1.79% of total net assets.

۞	Convertible security.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	74	Solar Cayman Ltd. - 144A	$ 978

The aggregate value of these securities at January 31, 2010 was $619 which represents 0.47% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound (Buy)	$22	$22	02/03/10	$–
Euro (Buy)	18	18	02/02/10	–
Japanese Yen (Sell)	1,441	1,500	03/17/10	59
				$59

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$126,211	$114,806	$8,440	$2,965
Preferred Stocks ‡	1,984	1,984	–	–
Short-Term Investments	2,527	–	2,527	–
Total	$130,722	$116,790	$10,967	$2,965
Other Financial Instruments *	$59	$–	$59	$–

Liabilities:
Other Financial Instruments *	$–	$–	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Common Stock	$2,843	$—	$122	*	$—	$—	$2,965
Total	$2,843	$—	$122		$—	$—	$2,965
_________________________
*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $122.

3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 26, 2010	By: /s/ Robert M. Arena, Jr. Robert M. Arena, Jr. Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 26, 2010	By: /s/ Robert M. Arena, Jr. Robert M. Arena, Jr. Its: President

Date: March 26, 2010	By: /s/ Tamara L. Fagely Tamara L. Fagely Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer